DISCONTINUED OPERATIONS - Schedule of Discontinued Operations of the MST Franchise (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ 253	$ (27)
Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative	20	27
Total operating expenses	20	27
Income (loss) from discontinued operations, before taxes	253	(27)
Income tax expense	0	0
Net income (loss) from discontinued operations	253	(27)
Product sales, net | Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales, net	$ 273	$ 0